Benefit Plans	12 Months Ended
Dec. 31, 2012
Defined Benefit Pension Plans and Defined Benefit Postretirement Plans Disclosure [Abstract]
Benefit Plans
Benefit Plans
The Corporation has a noncontributory Defined Benefit Pension Plan (the “Pension Plan”) covering substantially all of the employees of the Corporation and its subsidiaries. The Pension Plan provides benefits based on an employee’s years of service and compensation.

The Corporation’s funding policy is to contribute annually an amount that can be deducted for federal income tax purposes using a different actuarial cost method and different assumptions from those used for financial reporting purposes. In January 2011, management contributed $14 million, of which $12.4 million was deductible on the 2010 tax return and $1.6 million on the 2011 tax return. In January 2012, management contributed $15.9 million, of which $14.3 million was deductible on the 2011 tax return and $1.6 million will be deductible on the 2012 tax return. In January 2013, management contributed $12.6 million, of which $11.0 million will be deductible on the 2012 tax return and $1.6 million will be deductible on the 2013 tax return. The entire $11.0 million deductible on the 2012 tax return is reflected as part of the deferred taxes at December 31, 2012. See Note 14 of these Notes to Consolidated Financial Statements. Park does not expect to make any additional contributions to the Pension Plan in 2013.

Using an accrual measurement date of December 31, 2012 and 2011, plan assets and benefit obligation activity for the Pension Plan are listed below:

(In thousands)	2012	2011
Change in fair value of plan assets
Fair value at beginning of measurement period	$96,581	$85,464
Actual return on plan assets	11,256	1,813
Company contributions	15,900	14,000
Benefits paid	(5,969)	(4,696)
Fair value at end of measurement period	$117,768	$96,581
Change in benefit obligation
Projected benefit obligation at beginning of measurement period	$81,507	$74,164
Service cost	4,271	4,557
Interest cost	4,048	3,967
Actuarial loss	13,796	3,515
Benefits paid	(5,969)	(4,696)
Projected benefit obligation at the end of measurement period	$97,653	$81,507
Funded status at end of year (fair value of plan assets less benefit obligation)	$20,115	$15,074

The asset allocation for the Pension Plan as of each measurement date, by asset category, was as follows:

		Percentage of Plan Assets
Asset category	Target Allocation	2012	2011
Equity securities	50% - 100%	83%	80%
Fixed income and cash equivalents	remaining balance	17%	20%
Total		100%	100%

The investment policy, as established by the Retirement Plan Committee, is to invest assets according to the target allocation stated above. Assets will be reallocated periodically based on the investment strategy of the Retirement Plan Committee. The investment policy is reviewed periodically.

The expected long-term rate of return on plan assets was 7.5% in 2012 and 7.75% in 2011. This return was based on the expected return of each of the asset categories, weighted based on the median of the target allocation for each class.

The accumulated benefit obligation for the Pension Plan was $85.1 million and $71.4 million at December 31, 2012 and 2011, respectively.

On November 17, 2009, the Park Pension Plan completed the purchase of 115,800 common shares of Park for $7.0 million or $60.45 per share. At December 31, 2012 and 2011, the fair value of the 115,800 common shares held by the Pension Plan was $7.5 million, or $64.63 per share and $7.5 million, or $65.06 per share, respectively.

The weighted average assumptions used to determine benefit obligations at December 31, 2012, 2011 and 2010 were as follows:

	2012	2011	2010
Discount rate	4.47%	5.18%	5.50%
Rate of compensation increase	3.00%	3.00%	3.00%

The estimated future pension benefit payments reflecting expected future service for the next ten years are shown below (in thousands):

2013	$6,431
2014	6,163
2015	6,623
2016	6,619
2017	7,233
2018-2022	41,653
Total	$74,722

The following table shows ending balances of accumulated other comprehensive loss at December 31, 2012 and 2011.

(In thousands)	2012	2011
Prior service cost	$(54)	$(74)
Net actuarial loss	(41,691)	(32,163)
Total	(41,745)	(32,237)
Deferred taxes	14,611	11,283
Accumulated other comprehensive loss	$(27,134)	$(20,954)

Using an actuarial measurement date of December 31 for 2012, 2011 and 2010, components of net periodic benefit cost and other amounts recognized in other comprehensive loss were as follows:

(In thousands)	2012	2011	2010
Components of net periodic benefit cost and other amounts recognized in other comprehensive (Loss)
Service cost	$(4,271)	$(4,557)	$(3,671)
Interest cost	(4,048)	(3,967)	(3,583)
Expected return on plan assets	8,742	7,543	5,867
Amortization of prior service cost	(20)	(19)	(22)
Recognized net actuarial loss	(1,708)	(1,411)	(1,079)
Net periodic benefit cost	$(1,305)	$(2,411)	$(2,488)
Change to net actuarial (loss)/gain for the period	$(11,236)	$(9,164)	$(4,835)
Amortization of prior service cost	20	19	22
Amortization of net loss	1,708	1,411	1,079
Total recognized in other comprehensive (loss)/income	(9,508)	(7,734)	(3,734)
Total recognized in net benefit cost and other comprehensive (loss)/income	$(10,813)	$(10,145)	$(6,222)

The estimated prior service costs for the Pension Plan that will be amortized from accumulated other comprehensive loss into net periodic benefit cost over the next fiscal year is $20,000. The estimated net actuarial (loss) expected to be recognized in the next fiscal year is $(2.7) million.

The weighted average assumptions used to determine net periodic benefit cost for the years ended December 31, 2012, 2011 and 2010 are listed below:

	2012	2011	2010
Discount Rate	5.18%	5.50%	6.00%
Rate of compensation increase	3.00%	3.00%	3.00%
Expected long-term return on plan assets	7.75%	7.75%	7.75%

Management believes the 7.75% expected long-term rate of return is an appropriate assumption given the performance of the S&P 500 Index over the most recent 10 years, which management believes is a good indicator of future performance of Pension Plan assets.

The Pension Plan maintains cash in a Park National Bank savings account. The Pension Plan cash balance was $1.3 million at December 31, 2012.

GAAP defines fair value as the price that would be received by Park for an asset or paid by Park to transfer a liability (an exit price) in an orderly transaction between market participants on the measurement date, using the most advantageous market for the asset or liability. The fair values of equity securities, consisting of mutual fund investments and common stock (U.S. large cap) held by the Pension Plan and the fixed income and cash equivalents, are determined by obtaining quoted prices on nationally recognized securities exchanges (Level 1 inputs). The market value of Pension Plan assets at December 31, 2012 was $117.8 million. At December 31, 2012, $98.8 million of equity investments and cash in the Pension Plan were categorized as Level 1 inputs; $18.9 million of plan investments in corporate (U.S. large cap) and U.S. Government sponsored entity bonds were categorized as Level 2 inputs, as fair value is based on quoted market prices of comparable instruments; and no investments were categorized as Level 3 inputs. The market value of Pension Plan assets was $96.6 million at December 31, 2011. At December 31, 2011, $83.2 million of investments in the Pension Plan were categorized as Level 1 inputs; $13.4 million were categorized as Level 2; and no investments were categorized as Level 3.

The Corporation has a voluntary salary deferral plan covering substantially all of the employees of the Corporation and its subsidiaries. Eligible employees may contribute a portion of their compensation subject to a maximum statutory limitation. The Corporation provides a matching contribution established annually by the Corporation. Contribution expense for the Corporation was $1.0 million, $1.1 million, and $1.0 million for 2012, 2011 and 2010, respectively.

The Corporation has a Supplemental Executive Retirement Plan (SERP) covering certain key officers of the Corporation and its subsidiaries with defined pension benefits in excess of limits imposed by federal tax law. The accrued benefit cost for the SERP totaled $7.4 million and $7.2 million for 2012 and 2011, respectively. The expense for the Corporation was $0.3 million for 2012, $0.6 million for 2011 and $0.5 million for 2010.